Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.3% of Net Assets
	Aerospace & Defense — 8.3%
265,973	AAR Corp.(a)	$38,015,521
215,507	ATI, Inc.(a)	42,476,430
167,474	Ducommun, Inc.(a)	31,017,859
306,671	Hexcel Corp.	30,685,500
368,578	Mercury Systems, Inc.(a)	45,088,147
		187,283,457
	Automobile Components — 1.6%
122,190	Dorman Products, Inc.(a)	16,672,826
227,376	Patrick Industries, Inc.	20,413,817
		37,086,643
	Banks — 2.9%
153,909	Coastal Financial Corp.(a)	11,929,487
281,450	Dime Commercial Bancshares, Inc.	11,440,942
312,786	FB Financial Corp.	17,312,705
363,610	Live Oak Bancshares, Inc.	14,849,832
213,618	Origin Bancorp, Inc.	10,926,561
		66,459,527
	Beverages — 1.6%
541,785	Vita Coco Co., Inc.(a)	35,833,660
	Biotechnology — 11.0%
524,721	Alkermes PLC(a)	27,492,757
183,238	Apogee Therapeutics, Inc.(a)	24,321,180
206,644	Disc Medicine, Inc.(a)	15,113,942
239,986	Mirum Pharmaceuticals, Inc.(a)	28,095,161
194,415	PTC Therapeutics, Inc.(a)	15,858,431
234,827	Rhythm Pharmaceuticals, Inc.(a)	26,072,842
322,435	Scholar Rock Holding Corp.(a)	17,733,925
499,843	Syndax Pharmaceuticals, Inc.(a)	10,926,568
360,266	Twist Bioscience Corp.(a)	37,064,166
649,165	Vericel Corp.(a)	28,881,351
285,271	Xenon Pharmaceuticals, Inc.(a)	17,218,958
		248,779,281
	Broadline Retail — 1.2%
1,072,583	Pattern Group, Inc., Class A(a)	27,018,366
	Building Products — 1.5%
52,163	CSW Industrials, Inc.	14,516,963
76,046	Modine Manufacturing Co.(a)	20,305,803
		34,822,766
	Capital Markets — 4.1%
519,621	Marex Group PLC	31,670,900
270,845	Piper Sandler Cos.	19,592,927
149,227	PJT Partners, Inc., Class A	22,524,323
1,185,037	WisdomTree, Inc.	20,074,527
		93,862,677
	Commercial Services & Supplies — 1.0%
235,688	Casella Waste Systems, Inc., Class A(a)	22,854,665
	Communications Equipment — 3.6%
424,658	Calix, Inc.(a)	15,848,237
1,372,566	Extreme Networks, Inc.(a)	44,429,961
453,032	Viavi Solutions, Inc.(a)	21,632,278
		81,910,476
	Construction & Engineering — 9.1%
210,848	Arcosa, Inc.	30,634,106
133,390	Cardinal Infrastructure Group, Inc., Class A(a)	12,565,338
273,616	Construction Partners, Inc., Class A(a)	32,497,372
Shares	Description	Value (†)
	Construction & Engineering — continued
217,440	Everus Construction Group, Inc.(a)	$36,084,168
235,783	Legence Corp., Class A(a)	20,095,785
76,046	MYR Group, Inc.(a)	38,053,418
42,896	Sterling Infrastructure, Inc.(a)	36,005,187
		205,935,374
	Consumer Staples Distribution & Retail — 0.9%
471,375	BBB Foods, Inc., Class A(a)	19,642,196
	Diversified Consumer Services — 1.9%
115,408	Grand Canyon Education, Inc.(a)	16,516,039
976,950	OneSpaWorld Holdings Ltd.	27,589,068
		44,105,107
	Electronic Equipment, Instruments & Components — 3.2%
112,924	Advanced Energy Industries, Inc.	42,105,972
939,309	Mirion Technologies, Inc.(a)	16,841,810
12,633	OSI Systems, Inc.(a)	2,762,837
71,366	Rogers Corp.(a)	11,684,755
		73,395,374
	Energy Equipment & Services — 2.3%
426,091	Cactus, Inc., Class A	21,828,642
741,551	Oceaneering International, Inc.(a)	30,047,646
		51,876,288
	Financial Services — 1.1%
507,296	Paymentus Holdings, Inc., Class A(a)	12,256,271
565,545	Remitly Global, Inc.(a)	12,673,864
		24,930,135
	Health Care Equipment & Supplies — 3.4%
461,057	Establishment Labs Holdings, Inc.(a)	39,563,301
157,252	Glaukos Corp.(a)	21,977,540
128,974	IRhythm Holdings, Inc.(a)	15,341,457
		76,882,298
	Health Care Providers & Services — 6.7%
793,330	Alignment Healthcare, Inc.(a)	18,889,187
70,624	Ensign Group, Inc.	11,321,027
470,706	Guardian Pharmacy Services, Inc., Class A(a)	19,708,460
255,571	HealthEquity, Inc.(a)	23,083,173
1,379,712	NeoGenomics, Inc.(a)	20,129,998
865,078	Omada Health, Inc.(a)	18,988,462
584,955	Progyny, Inc.(a)	16,864,253
370,692	RadNet, Inc.(a)	22,860,576
		151,845,136
	Hotels, Restaurants & Leisure — 3.5%
840,526	Life Time Group Holdings, Inc.(a)	34,327,082
481,405	Lindblad Expeditions Holdings, Inc.(a)	13,594,877
1,138,501	Super Group SGHC Ltd.	15,426,688
80,251	Texas Roadhouse, Inc.	15,506,901
		78,855,548
	Leisure Products — 1.1%
484,368	YETI Holdings, Inc.(a)	24,005,278
	Life Sciences Tools & Services — 1.0%
1,319,079	Fortrea Holdings, Inc.(a)	22,951,975
	Machinery — 4.2%
138,909	ESCO Technologies, Inc.	48,623,706
72,035	RBC Bearings, Inc.(a)	46,394,862
		95,018,568
	Oil, Gas & Consumable Fuels — 0.8%
717,570	Magnolia Oil & Gas Corp., Class A	18,355,441

Shares	Description	Value (†)
	Pharmaceuticals — 5.7%
129,547	Axsome Therapeutics, Inc.(a)	$31,709,219
157,885	Ligand Pharmaceuticals, Inc.(a)	49,905,870
338,579	Septerna, Inc.(a)	11,339,011
497,170	Supernus Pharmaceuticals, Inc.(a)	23,123,377
205,975	Tarsus Pharmaceuticals, Inc.(a)	12,964,066
		129,041,543
	Professional Services — 0.3%
86,705	Huron Consulting Group, Inc.(a)	7,817,323
	Semiconductors & Semiconductor Equipment — 7.5%
489,432	Allegro MicroSystems, Inc.(a)	34,074,256
111,395	MACOM Technology Solutions Holdings, Inc.(a)	42,371,316
71,175	Onto Innovation, Inc.(a)	26,936,179
157,252	Rambus, Inc.(a)	20,873,630
108,338	Semtech Corp.(a)	17,534,505
87,511	Silicon Motion Technology Corp., ADR	29,170,042
		170,959,928
	Software — 5.4%
478,445	A10 Networks, Inc.	17,874,705
763,428	Adeia, Inc.	25,139,684
144,164	Agilysys, Inc.(a)	15,065,138
284,819	Arteris, Inc.(a)	13,839,355
423,319	Intapp, Inc.(a)	10,671,872
209,988	JFrog Ltd.(a)	19,083,709
266,546	Procore Technologies, Inc.(a)	10,827,099
180,850	Workiva, Inc.(a)	8,773,034
		121,274,596
Shares	Description	Value (†)
	Specialty Retail — 0.8%
116,458	Boot Barn Holdings, Inc.(a)	$19,130,556
	Trading Companies & Distributors — 1.6%
61,144	Applied Industrial Technologies, Inc.	20,675,844
127,349	McGrath RentCorp	15,413,049
		36,088,893
	Total Common Stocks (Identified Cost $1,361,712,605)	2,208,023,075

Principal Amount
Short-Term Investments — 2.6%
$58,061,541
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 6/30/2026 at
2.150% to be repurchased at $58,065,008 on
7/01/2026 collateralized by $59,870,600
U.S. Treasury Note, 3.375% due 12/31/2027  valued
at $59,222,791 including accrued interest(b)
(Identified Cost $58,061,541)
		58,061,541
	Total Investments — 99.9% (Identified Cost $1,419,774,146)	2,266,084,616
	Other assets less liabilities — 0.1%	3,005,670
	Net Assets — 100.0%	$2,269,090,286

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,208,023,075	$ —	$ —	$2,208,023,075
Short-Term Investments	—	58,061,541	—	58,061,541
Total Investments	$2,208,023,075	$58,061,541	$—	$2,266,084,616

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.